UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2009 ( Unaudited)
Smead Value Fund

			Shares	Value
COMMON STOCKS - 96.53%
Automobiles - 4.01%
Harley-Davidson, Inc.			7,915	79,941
Toyota Motor Corp. - ADR			1,755	110,811
				190,752
Biotechnology - 4.97%
Amgen, Inc. (a)			4,840	236,821
Capital Markets - 12.54%
The Bank Of New York Mellon Corp.			8,180	181,351
Franklin Resources, Inc.			3,910	179,078
The Goldman Sachs Group, Inc.			1,610	146,639
Legg Mason, Inc.			7,010	89,938
				597,006
Diversified Telecommunication Services - 8.33%
AT&T, Inc.			8,155	193,844
Verizon Communications, Inc.			7,100	202,563
				396,407
Food & Staples Retailing - 8.53%
Walgreen Co.			6,785	161,890
Wal-Mart Stores, Inc.			4,960	244,231
				406,121
Hotels, Restaurants & Leisure - 4.11%
Starbucks Corp. (a)			21,390	195,719
Insurance - 5.71%
Berkshire Hathaway, Inc. (a)			78	199,992
MBIA, Inc.			26,270	71,980
				271,972
Internet Software & Services - 4.33%
eBay, Inc. (a)			18,985	206,367
IT Services - 4.81%
Accenture Ltd.			7,845	228,996
Machinery - 2.80%
PACCAR, Inc.			5,320	133,372
Media - 6.31%
Comcast Corp.			8,290	100,723
The Walt Disney Co.			11,915	199,815
				300,538
Multiline Retail - 2.80%
Nordstrom, Inc.			9,900	133,353
Oil, Gas & Consumable Fuels - 1.81%
Chevron Corp.			1,420	86,208
Pharmaceuticals - 15.13%
Abbott Laboratories			4,293	203,230
Merck & Co., Inc.			8,915	215,743
Mylan, Inc. (a)			13,555	168,489
Pfizer, Inc.			10,790	132,825
				720,287
Software - 4.35%
Microsoft Corp.			12,815	206,962
Specialty Retail - 5.99%
Cabela's, Inc. (a)			12,635	106,387
Home Depot, Inc.			8,550	178,609
				284,996
TOTAL COMMON STOCKS (Cost $7,150,986)				$4,595,877

REAL ESTATE INVESTMENT TRUSTS - 0.98%
Pennsylvania Real Estate Investment Trust			6,870	$20,954
UDR, Inc.			3,263	25,810
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $168,784)				$46,764

			Principal
			Amount
SHORT TERM INVESTMENTS - 4.18%
Dreyfus Cash Management
0.907%, 01/01/2050 (b)			$199,249	199,249
TOTAL SHORT TERM INVESTMENTS (Cost $199,249)				$199,249

Total Investments (Cost $7,519,019) - 101.69%				4,841,890
Liabilities in Excess of Other Assets - (1.69)%				(80,351)
TOTAL NET ASSETS - 100.00%				$4,761,539

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a) Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at February 28, 2009.

The cost basis of investments for federal income tax purposes at February 28, 2009 was as follows*:

Cost of investments				$7,519,019
Gross unrealized appreciation				19,863
Gross unrealized depreciation				(2,696,992)
Net unrealized depreciation				$(2,677,129)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 4,841,890	$ 4,841,890	$ -	$ -
Total	$ 4,841,890	$ 4,841,890	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
   Joseph Neuberger, President

Date                 April 21, 2009

By        /s/ John Buckel
John Buckel, Treasurer

Date                 April 22, 2009